6a. ACQUISITION OF ASSETS OF PHYTOSPHERE SYSTEMS, LLC (Tables)	12 Months Ended
Dec. 31, 2014
Business Combinations [Abstract]
Schedule of allocation of purchase price
Assets acquired
Tangible assets
Cash	$50,775
Accounts receivable	396,438
Inventory	345,477
Prepaid inventory	1,260,510
Property and equipment	1,288
Total tangible assets	2,054,488

Identifiable intangible assets
Vendor relationships	1,170,000
Trade name	230,000
Noncompete agreement - PhytoSPHERE	2,710,000
Total identifiable intangible assets	4,110,000

Unidentifiable intangible assets
Goodwill residual estimate	1,855,512
Total assets acquired from PhytoSPHERE	$8,020,000